Note 10. Future Minimum Lease Payments: Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
2017	$ 591,837	$ 256,124
2018	546,866	256,703
2019	509,418	253,266
2020	474,982	235,939
2021	448,819	217,051
Thereafter	2,527,708	1,511,063
Operating Leases, Future Minimum Payments Due	$ 5,099,630	$ 2,730,146